Financial liabilities - Additional Information (Details)		1 Months Ended			6 Months Ended		12 Months Ended	36 Months Ended
	Jul. 10, 2020 EUR (€) installment	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, interest rate				21.30%
Interest costs					€ 3,714,000	€ 2,602,000
Repayments of borrowings, classified as financing activities					1,598,000	2,583,000
Increase in loans and conditional advances					150,000	0
Conditional advances and loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of discounting, accretion and catch-up impact					(833,000)
Increase in loans and conditional advances					150,000
EIB loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount					38,300,000			€ 38,300,000	€ 35,800,000
Number of tranches | tranche				3
Financial liabilities, at fair value				€ 34,400,000
Borrowing, interest rate		5.00%	6.00%	21.30%
Increase in outstanding loans					2,600,000
Interest costs					3,600,000	€ 2,600,000
Repayments of borrowings, classified as financing activities					233,000
Impact of discounting, accretion and catch-up impact					€ (800,000)
Market rate estimated percent					19.30%			19.30%
Increase in loans and conditional advances		€ 14,000,000	€ 16,000,000
Borrowings					€ 59,600,000			€ 59,600,000
Milestones payment					€ 20,000,000			20,000,000
Consolidated forecasted sales, period					6 years
EIB loan | At fair value [member]
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount					€ 41,100,000			41,100,000
EIB loan | Conditional advances and loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of discounting, accretion and catch-up impact					(809,000)
Increase in loans and conditional advances					0
EIB loan | Milestone One
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Milestones payment					300,000			300,000
EIB loan | Milestone Two
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Milestones payment					8,100,000			8,100,000
EIB loan | Milestone Three
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Milestones payment					11,600,000			11,600,000
EIB loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable					14,200,000			14,200,000
Interest payable					5,900,000			5,900,000
EIB loan | Variable interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable					36,800,000			36,800,000
EIB loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 40,000,000
Conditional required draw amount				€ 10,000,000
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount										€ 5,000,000
Borrowing, interest rate	2.25%
Repayments of borrowings, classified as financing activities								680,000
Increase in loans and conditional advances	€ 5,000,000
Borrowing, maturity	6 years
Percentage of state-guaranteed loan	0.90
Borrowing, guarantee fee	1.61%
Number of quarterly instalments | installment	20
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount										€ 5,000,000
Borrowing, interest rate										0.31%
Repayments of borrowings, classified as financing activities								€ 600,000
Bpifrance advance | Conditional advances and loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of discounting, accretion and catch-up impact					8,000
Increase in loans and conditional advances					€ 0
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate							1.56%
Advances received							€ 2,100,000
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received										€ 350,000
Authorized amount to be advanced										500,000
Advances, outstanding amount to be received										€ 150,000